Exhibit 99.53

This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of New Diligence Advisors LLC.

Seller	Investor ID	Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
XXXX	6000060064	XXXX	Closed	2021-04-02 15:35	2021-04-19 18:58	Resolved	1 - Information	Property	Missing Doc	3rd Party Valuation Product is Required and Missing	Resolved-Secondary valuation updated. - Due Diligence Vendor-04/19/2021

Open-CU score of 2.2 provided, however valuation not provided. - Due Diligence Vendor-04/09/2021

											Open-Missing CU score - 3rd party CDA ordered. - Due Diligence Vendor-04/02/2021		Resolved-Secondary valuation updated. - Due Diligence Vendor-04/19/2021				CA	Investment	Refinance	Cash Out - Other
XXXX	6000060068	XXXX	Closed	2021-04-02 02:03	2021-04-19 19:01	Resolved	1 - Information	Property	Missing Doc	3rd Party Valuation Product is Required and Missing	Resolved-Secondary valuation has been updated. - Due Diligence Vendor-04/19/2021 Open-CU score provided, DU not in loan file. Please provide. - Due Diligence Vendor-04/02/2021		Resolved-Secondary valuation has been updated. - Due Diligence Vendor-04/19/2021				CA	Investment	Refinance	Cash Out - Other
XXXX	6000060072	XXXX	Closed	2021-04-06 23:01	2021-04-22 22:09	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-DTI recalculated to reflect 37.20% - Due Diligence Vendor-04/22/2021

Ready for Review-Can you clarify what you are needing? I'm showing the DTI at 37.20%, which is higher than what you are calculating.   - Seller-04/20/2021

											Open-Unable to get the DTI within 2% tolerance. It seems to be from a negative cash flow of $316.04 per month but regardless of the way it is entered the DTI still comes out to %34.28 - Due Diligence Vendor-04/06/2021	Ready for Review-Can you clarify what you are needing? I'm showing the DTI at 37.20%, which is higher than what you are calculating. - Seller-04/20/2021	Resolved-DTI recalculated to reflect 37.20% - Due Diligence Vendor-04/22/2021				IL	Investment	Refinance	Rate and Term
XXXX	6000060075	XXXX	Closed	2021-04-05 18:56	2021-04-23 20:26	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-difference is less than 3% resolved. - Due Diligence Vendor-04/23/2021

Ready for Review-the difference is less than 3%.  We don't need to re-run the AUS. - Seller-04/20/2021

Open-Revised - Total DTI per 1008 29.27% vs revised DTI of 31.74%. Difference of 2.47%. Monthly tax amount on 1008 for subject is $1,975.73 while taxes per title are $2,173.30 per month. - Due Diligence Vendor-04/06/2021

											Open-Total DTI per 1008 of 29.27% vs 33.76%. Appears that the 1008 is not including all debt as total debt per 1008 is $5,522.51 vs $6,906 showing on Credit Liabilities screen which I believe is where the difference is. - Due Diligence Vendor-04/05/2021	Ready for Review-the difference is less than 3%. We don't need to re-run the AUS. - Seller-04/20/2021	Resolved-difference is less than 3% resolved. - Due Diligence Vendor-04/23/2021				IL	Investment	Refinance	Rate and Term
XXXX	6000060076	XXXX	Closed	2021-04-08 21:30	2021-04-25 23:31	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	XXXX	Ready for Review-Positive cash flow of $1312.81 was used on the subject property. - Seller-04/20/2021	XXXX				CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
XXXX	6000060085	XXXX	Closed	2021-04-13 23:31	2021-04-22 21:59	Resolved	1 - Information	Credit	Missing Doc	AUS Not Provided	Resolved-DU received and input. - Due Diligence Vendor-04/22/2021 Ready for Review-DU Cert - Seller-04/20/2021 Open-1008 indicates AUS DU. AUS document not provided. - Due Diligence Vendor-04/13/2021	Ready for Review-DU Cert - Seller-04/20/2021	Resolved-DU received and input. - Due Diligence Vendor-04/22/2021	XXXX			NJ	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	6000060088	XXXX	Closed	2021-04-06 01:23	2021-04-21 20:38	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-DTI is now within tolerance and the condition has been resolved. - Due Diligence Vendor-04/21/2021

Ready for Review-Positive cash flow of $3852.00 is being used on the subject property.   - Seller-04/20/2021

											Open-Unable to get DTI to match 1008. All other payments in 1008 & 1003 shows $1,824.00. Credit report shows $3,300.00 in monthly payments. One mortgage was identified as primary residence, one is showing to be paid at closing, there is a remaining mortgage with a negative cash flow. - Due Diligence Vendor-04/06/2021	Ready for Review-Positive cash flow of $3852.00 is being used on the subject property. - Seller-04/20/2021	Resolved-DTI is now within tolerance and the condition has been resolved. - Due Diligence Vendor-04/21/2021				MA	Investment	Refinance	Rate and Term
XXXX	6000060091	XXXX	Closed	2021-04-02 14:26	2021-04-19 19:07	Resolved	1 - Information	Property	Missing Doc	3rd Party Valuation Product is Required and Missing	Resolved-Secondary valuation has been updated. - Due Diligence Vendor-04/19/2021

											Open-CU risk score is referenced in the loan file, CU is not present in file. Please provide. - Due Diligence Vendor-04/02/2021		Resolved-Secondary valuation has been updated. - Due Diligence Vendor-04/19/2021				AZ	Investment	Refinance	Rate and Term
XXXX	6000060101	XXXX	Closed	2021-04-06 23:30	2021-04-23 17:50	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Recalculated DTI utilizing rental income documentation. Final DTI 45.49% !008 reflects 45.235% Within 2% - Due Diligence Vendor-04/23/2021

Ready for Review-Are you using rental income on all the other properties the bwr owns?   - Seller-04/20/2021

											Open-Our calculations from credit report and income reflects 74.42% DTI compared to the DTI from the 1008 of 45.23%. Credit report shows additional mortgage payments that increase the monthly liabilities. - Due Diligence Vendor-04/06/2021	Ready for Review-Are you using rental income on all the other properties the bwr owns? - Seller-04/20/2021	Resolved-Recalculated DTI utilizing rental income documentation. Final DTI 45.49% !008 reflects 45.235% Within 2% - Due Diligence Vendor-04/23/2021	XXXX			OR	Investment	Purchase	NA
XXXX	6000060103	XXXX	Closed	2021-04-05 20:15	2021-05-05 16:04	Resolved	1 - Information	Credit	Missing Doc	Missing Gap Credit Report	Resolved-Spoke with XXXX and advised them that per the research that I completed, the UDM is the report utilized with agency reviews. A gap credit report is only pulled if the closing date is beyond 4 months of the initial credit report date. This has been resolved. - Due Diligence Vendor-05/05/2021

Ready for Review-Yes, this is an XXXX policy.   if new debt appears, we get a notification and a copy of the UDM report is loaded to our imaging system.  On this loan, there is no copy since there was no new debt opened.
The Company uses Undisclosed Debt Monitoring (UDM) to identify the borrower’s credit activity that develops into a tradeline. All new debt, identified as a tradeline, must be included in the borrower’s monthly debt ratio. - Seller-04/27/2021

Counter-Please also clarify if this is a written policy. If so, please provide that documentation as well. - Due Diligence Vendor-04/22/2021

Counter-Will you please provide a copy of the UDM that was used on this loan? Thank you. - Due Diligence Vendor-04/22/2021

Ready for Review-XXXX does not use gap reports.  We use a took called UDM.  UDM monitors the credit report from initial to closing.  If any new debt is opened, the system notifies XXXX.  Please review with XXXX. - Seller-04/20/2021

Open-GAP report couXXXX not be located in file. - Due Diligence Vendor-04/05/2021	Ready for Review-Yes, this is an XXXX policy. if new debt appears, we get a notification and a copy of the UDM report is loaded to our imaging system. On this loan, there is no copy since there was no new debt opened.
The Company uses Undisclosed Debt Monitoring (UDM) to identify the borrower’s credit activity that develops into a tradeline. All new debt, identified as a tradeline, must be included in the borrower’s monthly debt ratio. - Seller-04/27/2021

 Ready for Review-XXXX does not use gap reports.  We use a took called UDM.  UDM monitors the credit report from initial to closing.  If any new debt is opened, the system notifies XXXX.  Please review with XXXX. - Seller-04/20/2021
Resolved-Spoke with XXXX and advised them that per the research that I completed, the UDM is the report utilized with agency reviews. A gap credit report is only pulled if the closing date is beyond 4 months of the initial credit report date. This has been resolved. - Due Diligence Vendor-05/05/2021
																	WA	Investment	Refinance	Rate and Term
XXXX	6000060106	XXXX	Closed	2021-04-08 01:28	2021-05-03 20:36	Resolved	1 - Information	Credit	Credit	Assets not properly documented/insufficient	Resolved-Updated assets with bank statements provided. - Due Diligence Vendor-05/03/2021

Ready for Review-Assets - Seller-04/29/2021

Counter-LPA provided requires $66,189.55 to be verified. The bank statements provided including checking and 2 savings accounts total $62,016.93. - Due Diligence Vendor-04/22/2021

Ready for Review-Those assets were not required.  Removed and updated LPA.   - Seller-04/20/2021

											Open-Liquid assets not property documented. Assets are $1,769.23 short. Unable to utilize XXXX funds. DU requires that evidence of liquidation is provided in order to utilize these funds and that was not provided. - Due Diligence Vendor-04/08/2021	Ready for Review-Assets - Seller-04/29/2021 Ready for Review-Those assets were not required. Removed and updated LPA. - Seller-04/20/2021	Resolved-Updated assets with bank statements provided. - Due Diligence Vendor-05/03/2021	XXXX			ID	Investment	Purchase	NA
XXXX	6000060107	XXXX	Closed	2021-04-06 00:37	2021-04-21 21:31	Resolved	1 - Information	Property	Missing Doc	3rd Party Valuation Product is Required and Missing	Resolved-CDA received and uploaded. - Due Diligence Vendor-04/21/2021 Open-Missing CU score – 3rd party CDA ordered. - Due Diligence Vendor-04/06/2021		Resolved-CDA received and uploaded. - Due Diligence Vendor-04/21/2021				WA	Investment	Purchase	NA
XXXX	6000060109	XXXX	Closed	2021-04-06 22:09	2021-04-30 20:57	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	XXXX	XXXX	Resolved-DTI is within 2% of the DTI from the DU. - Due Diligence Vendor-04/30/2021	XXXX			CA	Investment	Purchase	NA
XXXX	6000060109	XXXX	Closed	2021-04-23 18:07	2021-04-28 03:26	Resolved	1 - Information	Credit	Missing Doc	AUS Not Provided	Resolved-Entered missing DU provided by XXXX. - Due Diligence Vendor-04/28/2021

Ready for Review-DU Cert - Seller-04/27/2021

											Open-AUS/DU document not provided. 1008 indicates DU was utilized. Unable to locate documentation. - Due Diligence Vendor-04/23/2021	Ready for Review-DU Cert - Seller-04/27/2021	Resolved-Entered missing DU provided by XXXX. - Due Diligence Vendor-04/28/2021	XXXX			CA	Investment	Purchase	NA
XXXX	6000060120	XXXX	Closed	2021-03-31 19:16	2021-04-23 20:49	Resolved	1 - Information	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Updated signed 1003 received. - Due Diligence Vendor-04/23/2021

Open-null - Due Diligence Vendor-04/01/2021

Acknowledged-Loan Originator Signature (XXXX) missing on Final 1003. - Due Diligence Vendor-04/01/2021

											Open-Both initial and final 1003 are not signed by the broker - Due Diligence Vendor-03/31/2021		Resolved-Updated signed 1003 received. - Due Diligence Vendor-04/23/2021 Acknowledged-Loan Originator Signature (XXXX) missing on Final 1003. - Due Diligence Vendor-04/01/2021	XXXX			CA	Investment	Refinance	Cash Out - Other
XXXX	6000060123	XXXX	Closed	2021-04-08 00:59	2021-04-27 21:45	Resolved	1 - Information	Credit	Credit	Assets not properly documented/insufficient	Resolved-Updated asset screen with information provided by XXXX. - Due Diligence Vendor-04/27/2021

Ready for Review-This is regular brokerage acct. Bwr has a cash value of $6955.90, which is same thing as cash.
 - Seller-04/27/2021

Counter-We need a clarification on what type of account the ETrade statement is for. Unable to determine if there is a penalty for withdrawal. Is this a retirement account? - Due Diligence Vendor-04/21/2021

Ready for Review-Assets uploaded.  - Seller-04/20/2021

											Open-Documentation is short $1,744.86 of required assets. - Due Diligence Vendor-04/08/2021	Ready for Review-This is regular brokerage acct. Bwr has a cash value of $6955.90, which is same thing as cash. - Seller-04/27/2021 Ready for Review-Assets uploaded. - Seller-04/20/2021	Resolved-Updated asset screen with information provided by XXXX. - Due Diligence Vendor-04/27/2021	XXXX			CA	Investment	Refinance	Rate and Term
XXXX	6000060124	XXXX	Closed	2021-04-02 15:34	2021-04-28 16:13	Resolved	1 - Information	Credit	Credit	Missing credit report	Resolved-Input credit report. DTI is within 2% tolerance. - Due Diligence Vendor-04/28/2021

Ready for Review-Credit report - Seller-04/27/2021

Counter-There is no credit report included in the loan file. - Due Diligence Vendor-04/22/2021

Ready for Review-There is only 1 bwr on this loan XXXX.  Not sure where you are getting the other info from.  - Seller-04/20/2021

											Open-Missing Credit report from file - Due Diligence Vendor-04/02/2021	Ready for Review-Credit report - Seller-04/27/2021 Ready for Review-There is only 1 bwr on this loan XXXX. Not sure where you are getting the other info from. - Seller-04/20/2021	Resolved-Input credit report. DTI is within 2% tolerance. - Due Diligence Vendor-04/28/2021	XXXX			WA	Investment	Purchase	NA
XXXX	6000059970	XXXX			2021-02-25	Active	2: Acceptable with Warnings	Credit		* FICO score does not meet guidelines (Lvl 2)	XXXX						CO			Cash Out
XXXX	6000059971	XXXX			2021-02-25	Active	2: Acceptable with Warnings	Credit		* FICO score does not meet guidelines (Lvl 2)	XXXX						CO			Cash Out